                                  FORM N-SAR
                              SEMI-ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES



Report for six month period ending:  //  (a)

     of fiscal year ending:  12/31/98(b)

Is this a transition report? (Y/N)    N
                                    -----

Is this an amendment to a previous filing? (Y/N)  N
                                                 ---

Those items or sub-items with a box after the item number should be completed only if the answer has changed from the previous filing on this form.


1.   A. Registrant Name:
                   The New England Variable Account

     B.   File Number: 811-5338

     C.   Telephone Number: 212-578-7360

2.   A.   Street: One Madison Avenue

     B.   City:  New York    C. State: NY     D. Zip Code:10010
                                                 Zip Ext: 3690

     E.   Foreign Country:                   Foreign Postal Code:

3.   Is this the first filing on this form by Registrant? (Y/N)   N
                                                                -----

4.   Is this the last filing on this form by Registrant? (Y/N)    N
                                                                -----

5.   Is Registrant a small business investment company (SBIC)?
     (Y/N)____________________________________________________    N
                                                                -----
     [If answer is "Y" (Yes), complete only items 89 through 110.]

6.   Is Registrant a unit investment trust (UIT)? (Y/N) ______    Y
                                                                -----
     [If answer is "Y" (Yes) complete only items 111 through 132.]

7.   A.   Is Registrant a series or multiple portfolio company?
          (Y/N) ____
          [If answer is "N" (No), go to item 8.]

     B. How many separate series or portfolios did Registrant have at the end of the period? _________________

For period ending 12/31/98                                 If filing more than
                  --------
File Number 811-5338                                       one Page 47, "X"
                                                           box:

UNIT INVESTMENT TRUSTS

111. A.       Depositor Name:   Metropolitan Life Insurance Company
                              ------------------------------------------

     B.       File Number (if any) ____________________________________

     C.       City:New York   State NY   Zip Code10010 Zip Ext.:3690
                   ---------       -----         -----          ----

              Foreign Country: ___________ Foreign Postal Code: _______

111. A.       Depositor Name: _________________________________________

     B.       File Number (If any): ________________

     C.       City: __________ State: _____ Zip Code:_____ Zip Ext.:___

              Foreign Country: _____________ Foreign Postal Code: _____


112. A.       Sponsor Name:____________________________________________

     B.       File Number (If any): ______________

     C.       City: _________ State: ______ Zip Code: ____ Zip Ext.:___

              Foreign Country: _____________ Foreign Postal Code: _____

112. A.       Sponsor Name: ___________________________________________

     B.       File Number (If any): _________________

     C.       City:__________ State: ______ Zip Code: ____ Zip Ext.: ___

              Foreign Country: ____________ Foreign Postal Code: _______

113. A.       Trustee Name: ____________________________________________

     B.       City: _________ State: _____ Zip Code: _____ Zip Ext.:____

              Foreign Country: ____________ Foreign Postal Code: _______

113. A.       Trustee Name: ____________________________________________

     B.       City: _________ State: _____ Zip Code: _____ Zip Ext.:____

              Foreign Country: ___________ Foreign Postal Code: ________

For period ending 12/31/98                                 If filing more than
                  --------
File Number 811-5338                                       one Page 47, "X"
        `                                                  box:

114. A.Principal Underwriter Name: New England Securities Corporation
                                   --------------------------------------

     B.       File Number: 8- 13910
                              -----

     C.       City: Boston   State: MA  Zip Code: 02116 Zip Ext.: ____
                    -------         ---           -----

              Foreign Country: __________ Foreign Postal Code: _________

114. A.       Principal Underwriter Name: ______________________________

     B.       File Number: 8- _____________

     C.       City: ________ State: ______ Zip Code: _____ Zip Ext.: ____

              Foreign Country: ____________ Foreign Postal Code: ________

115. A.       Independent Public Accountant Name: Deloitte & Touche, LLP
                                                  ----------------------

     B.       City:  Boston  State:   MA   Zip Code: 02110 Zip Ext.:1617
                    --------        ------           -----          ----

              Foreign Country: _______________ Foreign Postal Code: _____

115. A.       Independent Public Accountant Name: _______________________

              City: __________ State: _____ Zip Code: _____ Zip Ext.:____

              Foreign Country: _______________ Foreign Postal Code:______

116. Family of Investment companies information:

     A.       Is Registrant part of a family of investment companies?
              (Y/N)______________________________________________       N
                                                                       ---
                                                                       Y/N

     B. Identify the family in 10 letters: _ _ _ _ _ _ _ _ _ _ _ _ _ _ (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117. A.       Is Registrant a separate account of an insurance company?
              (Y/N) _____________________________________________       Y
                                                                       ---
                                                                       Y/N

     If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

     B.       Variable annuity contracts? (Y/N)___________________      Y
                                                                       ---
                                                                       Y/N

For period ending 12/31/98                                 If filing more than
                  --------
File Number 811-5338                                       one Page 47, "X"
                                                           box:


     C.   Scheduled premium variable life contracts? (Y/N) ___    N
                                                                 ---
                                                                 Y/N

     D.   Flexible premium variable life contracts? (Y/N) ____    N
                                                                 ---
                                                                 Y/N

     E.   Other types of insurance products registered under the
          Securities Act of 1933? (N/Y) ______________________    N
                                                                 ---
                                                                 Y/N

118. State the number of series existing at the end of the
     period that had securities registered under the
     Securities Act of 1933 ___________________________________   1
                                                                 ---

119. State the number of new series for which registration
     statements under the Securities Act of 1933 became
     effective during the period __________________________       0
                                                                 ---

120. State the total value of the portfolio securities on the date of deposit for the new series included in item 119
     ($000's omitted) _____________________________________ $________

121. State the number of series for which a current prospectus
     was in existence at the end of the period _______________    1
                                                                 ---

122. State the number of existing series for which additional units were registered under the Securities Act of 1933
     during the current period _______________________________    0
                                                                 ---

123. State the total value of the additional units considered in answering item 122 ($000's omitted) _______________$_________

124. State the total value of units of prior series that were placed in the portfolios of subsequent series during the
     current period (the value of these units is to be measured on the date they were placed in the subsequent series)
     ($000's omitted) ___________________________________   $________

125. State the total dollar amount of sales loads collected
     (before allowances to other brokers or dealers) by
     Registrant's principal underwriter and any underwriter
     which is an affiliated person of the principal under-
     writer during the current period solely from the sale
     of units of all series of Registrant ($000's omitted)  $  2,943
                                                             -------

For period ending 12/31/98                                 If filing more than
File Number 811-5338                                       one Page 47, "X" box:

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's omitted)______________________________________ $________

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):


                                    Number of        Total Assets       Total Income
                                     Series             ($000's         Distributions
                                   Investing           omitted)       ($000's omitted)
                                   ---------         ------------     ----------------
A.       U.S. Treasury
         direct issue                                $                 $
                                    --------          ---------         ------------

B.       U.S. Government
         agency                                      $                 $
                                    --------          ---------         ------------

C.       State and municipal
         tax-free                                    $                 $
                                    --------          ---------         ------------

D.       Public utility debt                         $                 $
                                    --------          ---------         ------------

E.       Brokers or dealers
         debt or debt of
         brokers' or dealers'
         parent                                      $                 $
                                    --------          ---------         ------------

F.       All other corporate
         intermed & long-term
         debt                                        $                 $
                                    --------          ---------         ------------

G.       All other corporate
         short-term debt                             $                 $
                                    --------          ---------         ------------

H.       Equity securities of
         brokers or dealers
         or parents of brokers
         or dealers                                  $                 $
                                    --------          ---------         ------------

For period ending 12/31/98                                 If filing more than
File Number 811-5338                                       one Page 47, "X" box:

                                   Number of         Total Assets      Total Income
                                     Series            ($000's         Distributions
                                   Investing           omitted)       ($000's omitted)
                                   ---------         ------------     ----------------
I.       Investment company
         equity securities                           $                 $
                                    --------          ---------         ------------

J.       All other equity
         securities                    1             $2,179,699        $ 187,479
                                    --------          ---------         ------------

K.       Other securities                            $                 $
                                    --------          ---------         ------------

L.       Total assets of
         all series of
         registrant                    1             $2,179,699        $ 187,479
                                    --------          ---------         ------------

128.     Is the timely payment of principal and interest on any
         of the portfolio securities held by any of Registrant's
         series at the end of the current period insured or
         guaranteed by an entity other than the issuer?
         (Y/N)                                                             N
              --------------------------------------------------        ------
                                                                           Y/N

         [If answer is "N" (No), go to item 131.]

129.     Is the issuer of any instrument covered in item 128
         delinquent or in default as to payment of principal or
         interest at the end of the current period?
         (Y/N)
              --------------------------------------------------        ------
                                                                          Y/N

         [If answer is "N" (No), go to item 131.]

130.     In computations of NAV or offering price per unit, is
         any part of the value attributed to instruments
         identified in item 129 derived from insurance or
         guarantees? (Y/N)
                          --------------------------------------        ------
                                                                          Y/N

131.     Total expenses incurred by all series of Registrant
         during the current reporting period
         ($000's omitted)                                              $28,844
                         ---------------------------------------       -------

For period ending 12/31/98                                 If filing more than
                  --------                                 one Page 47, "X" box:
File Number 811-5338

132. List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

     811-            811-        811-             811-           811-
         ------          -----       -----            -----          -----

     811-            811-        811-             811-           811-
         ------          -----       -----            -----          -----

     811-            811-        811-             811-           811-
         ------          -----       -----            -----          -----

     811-            811-        811-             811-           811-
         ------          -----       -----            -----          -----

     811-            811-        811-             811-           811-
         ------          -----       -----            -----          -----

     811-            811-        811-             811-           811-
         ------          -----       -----            -----          -----

     811-            811-        811-             811-           811-
         ------          -----       -----            -----          -----

     811-            811-        811-             811-           811-
         ------          -----       -----            -----          -----

     811-            811-        811-             811-           811-
         ------          -----       -----            -----          -----


                                   SIGNATURES
                                   ----------

     This report is signed on behalf of the registrant in the City of New York and State of New York on the 19th day of February, 1999.

                                         The New England Variable Account


                                         By: Metropolitan Life Insurance
                                             Company (Depositor)



Witness: /s/ Christopher P. Nicholas     By: /s/ Harold B. Leff
        ----------------------------         -------------------------
        Christopher P. Nicholas              Harold B. Leff
        Associate General Counsel            Vice President and
        Metropolitan Life                    Senior Actuary
        Insurance Company                    Metropolitan Life
                                             Insurance Company